Property, Fixtures and Equipment, Net (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 14, 2012 restaurant Option Period Lease Investor	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation				$ (827,706,000)	$ (724,515,000)
Property, fixtures and equipment, net		1,505,468,000		1,506,035,000	1,635,898,000
Number of third-party real estate institutional investors in sale-leaseback transaction	2
Number of restaurant properties sold and leased back	67
Proceeds from sale of property, fixtures and equipment	192,900,000	1,799,000	1,255,000	3,971,000	1,190,000	462,000
Number of REIT master leases	9
REIT master leases, initial term	20 years
Number of lease renewal options	4
REIT master leases renewal option term	5 years
Number of renewal periods at fixed rental amount	1
Number of renewal periods based on then-current fair market values	3
Sale leaseback transaction, deferred gain, gross			42,900,000
Cost of property repairs and maintenance				98,000,000	97,300,000	94,300,000
Depreciation expense				147,800,000	147,400,000	150,400,000
Provision for impaired assets and restaurant closings
Property, Plant and Equipment [Line Items]
Asset impairment charges				10,600,000	11,600,000	2,200,000
Land
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				262,378,000	329,143,000
Land leased to third parties under operating leases				14,100,000
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				917,243,000	1,013,618,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				303,304,000	263,266,000
Equipment
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				422,069,000	362,649,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				396,101,000	369,726,000
Construction in progress
Property, Plant and Equipment [Line Items]
Property, fixtures and equipment, gross				32,646,000	22,011,000
Buildings
Property, Plant and Equipment [Line Items]
Land leased to third parties under operating leases				20,300,000
Accumulated depreciation, buildings leased to third parties				$ 4,100,000